OMB APPROVAL
                                                 OMB Number:       3235-0570
                                                 Expires:  August 31, 2010
                                                 Estimated average burden
                                                 hours per response.....18.9



                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-08657

                          Pioneer Equity Income Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  October 31


Date of reporting period:  November 1, 2007 through April 30, 2008


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                                    PIONEER
                            -----------------------
                                     EQUITY
                                     INCOME
                                      FUND

                                     PEQIX
                                 Ticker Symbol


                                   Semiannual
                                     Report

                                    4/30/08

                              [LOGO]PIONEER
                                    Investments(R)

 Table of Contents
--------------------------------------------------------------------------------

Letter to Shareowners                          2
Portfolio Management Discussion                4
Portfolio Summary                              8
Prices and Distributions                       9
Performance Update                            10
Comparing Ongoing Fund Expenses               16
Schedule of Investments                       18
Financial Statements                          28
Notes to Financial Statements                 38
Approval of Investment Advisory Agreement     47
Trustees, Officers and Service Providers      51

                                                                     President's

Dear Shareowner,
--------------------------------------------------------------------------------
Staying diversified and keeping your portfolio invested in the markets are two general investment principles that have served investors well over time. They are particularly useful guides to keep in mind today, at a time when markets around the globe are being buffeted by problems in the financial and real estate industries and by concerns about a slowing economy.

After an extended period of steady economic growth with sustained low unemployment and low inflation, the U.S. economy ran into difficulty as 2007 drew to a close. Investors in subprime mortgages were forced to mark down the value of their assets, imperiling leveraged balance sheets. The ensuing credit crunch forced central banks in the United States and Europe to assume the role of "lender of last resort" to keep credit markets functioning. Conditions worsened in the first quarter of 2008, as falling prices, margin calls and deleveraging continued, the auction-rate preferred market seized up. The U.S. Federal Reserve expanded its lender-of-last-resort role to include lending to primary dealers and continued to cut interest rates. By then, recession talk was widespread as concern grew that falling home prices, rising unemployment, sharply rising food and energy prices, and disruptions in financial markets posed a significant threat to economic growth.

Markets reacted poorly to the developments leading up to the difficulties surrounding Bear Stearns, with fixed-income credit spreads (the difference in rates between corporate and U.S. government bonds) widening dramatically and stock markets declining, wiping out the positive returns markets had delivered in the preceding year. Treasury bond prices rose as the market underwent a flight to quality. In the six weeks between the Bear Stearns problems and the end of April, though, there were no further market crises, recession fears faded in light of positive economic news, and stock markets rallied, recouping some of their first-quarter losses, while Treasury bond prices fell back.

Over the six-month period ending April 30, 2008, the Dow Jones Industrial Average fell 7%, the Standard & Poor's 500 Index fell 10% and the NASDAQ Composite Index fell 16%. The MSCI EAFE Developed Market Index of international stock markets fell 9%, and the MSCI Emerging Markets Index fell 10%. The U.S. investment-grade bond market, as measured by the Lehman Brothers Aggregate Bond Index, was a solid performer over the six months, rising 4%. The U.S.

Letter

high-yield bond market, as measured by the Merrill Lynch High Yield Bond Master II Index, fell 1% as its higher-coupon yields could not offset a fall in bond prices triggered by widening credit spreads.

Looking forward, the risk of a 2008 recession seems diminished, but substantial risks remain in both financial markets and the real economy. On the other hand, a weak U.S. dollar and substantial fiscal and monetary stimulus are potent support for the economy. Markets remain volatile, and falling risk tolerances and deleveraging may depress asset prices in the short term, but equity and corporate bond valuations look attractive over a longer time horizon unless the U.S. economy falls into a severe and protracted recession.

Sudden swings in the markets are always to be expected, but they are difficult to time. Maintaining a long-term time horizon, being diversified, and paying attention to asset allocation are important investment principles. As always, we encourage you to work closely with your financial advisor to find the mix of stocks, bonds and money market assets that is best aligned to your particular risk tolerance and investment objective and to adhere to a strategic plan rather than letting emotion drive investment decisions.

Respectfully,

/s/ Daniel K. Kingsbury



Daniel K. Kingsbury
President and CEO
Pioneer Investment Management USA Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Equity Income Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 4/30/08
--------------------------------------------------------------------------------

The difficulties that began with the subprime mortgage situation in the summer of 2007 continued during the six months ended April 30, 2008, as a worsening of the credit crunch and growing recession fears pulled the U.S. stock market down to its largest quarterly decline in over five years in the first quarter of 2008. John Carey, manager of the Pioneer Equity Income Fund, provides an update on the Fund and the factors that influenced performance during the six-month period.

Q: Over the past several months, the U. S. economy has experienced rising energy and food prices, slower GDP growth, a sluggish real estate market, and continued repercussions from the subprime-mortgage situation. How did Pioneer Equity Income Fund fare against that barrage of negative economic news?

A: It was a difficult period for the stock market. In the six months ended April 30, 2008, Pioneer Equity Income Fund Class A shares returned -6.90% at net asset value, including reinvestment of income-dividend and capital-gains distributions. On the same, total-return basis, our benchmark index, the Russell 1000 Value Index, returned -9.83% over the same period, and the Standard & Poor's 500 Index returned -9.63%. Meanwhile the average fund in the Lipper Analytical Services equity-income category returned -8.82% over the same period. While the results for the Fund were better than those of the comparables, they were still disappointing to us, just as, we are sure, they were to you. However, the stock market does record setbacks from time to time, and the key we have always found is to focus on longer-term values and stay invested. Indeed, by the end of March the market had started to recover, an occurrence that would have been very hard to anticipate had one been listening only to the steady drumbeat of dire economic forecasts.

Q: Please discuss performance during the semiannual reporting period ended April 30, 2008, in more detail, including sector exposures and individual stock positions that helped or hurt results.

A: The biggest positive contributors to results for the six months ended April 30, 2008 were the Fund's stock selections in financial services, industrials, information technology, and utilities. Also helping were an underweight versus the benchmark Russell 1000 Value Index in financial services, which did poorly; and overweights

Pioneer Equity Income Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    versus the Russell Index in materials and utilities, which did well. Detractors from results were the Fund's underweight and stock selection in the top-performing energy sector, and our stock selection in health care.

    The Fund benefited considerably by not owning two of the worst-performing, large-cap financials, Citigroup and American International Group (AIG), though it did, unfortunately, have positions in some of the troubled regional banks and savings and loans, including National City, Wachovia, and Washington Mutual. Recognizing the serious problems at all three of the latter institutions, we did at least sell them from the Fund completely before they had done as much damage as they might have. We also held one financial that did extremely well: SAFECO rose impressively after receiving a premium takeover bid from another insurance company.

    The rest of the portfolio was sprinkled with other winners and losers. Gorman-Rupp, the pump manufacturer, rode the strength in the industrials sector; Equitable Resources and Questar, with their energy operations, prospered as oil and natural gas prices rose; Compass Minerals, provider of road salt and fertilizer ingredients, enjoyed record profits; and Microchip Technology proved to be a stable refuge in the fast-changing world of technology. On the negative side, bad news from Merck in regard to one of its prescription anti-cholesterol drugs sent the shares into a tailspin. Johnson Controls saw weakness in both its automotive interiors business and its building controls division. Still, there were more positive than negative contributors from a relative-performance standpoint, and consequently the Fund did outperform its benchmark as well as our peer Funds.

Q: Oftentimes a weak stock market presents investment opportunities. Did you find some in the past six months, and, overall, can you discuss changes you made to the portfolio?

A: In the half-year ended April 30, 2008, we added nine names to the portfolio and eliminated 14. We did see opportunities in the market, but we also concluded that some of the Fund's existing holdings had suffered impairments in earnings power, both through their own deficient management and because of forces in the economy. So we were sellers as well as buyers of securities during the period. Among the stocks we introduced to the Fund were: Nucor, a company that began with a single "mini-mill" back

Pioneer Equity Income Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 4/30/08                            (continued)
--------------------------------------------------------------------------------

    in 1968 and is now perhaps the most important steel maker in the country; Teck Cominco, a Canadian-based miner of zinc, copper, gold, coal, and other minerals; VF, whose clothing brands include Wrangler and Lee blue jeans and The North Face outdoor wear; Hershey, chocolate confectioner extraordinaire; and Northern Trust, provider of fiduciary, asset custody, and investment management services.

    Aside from the sales we already mentioned in the financial sector, we sold a number of stocks from the Fund for which we could no longer see compelling prospects. Macy's, a struggling department store company, Masco, a challenged manufacturer of plumbing supplies and hardware, and Great Plains Energy, an electric utility with uncertain growth potential, were three examples.

Q: With all the uneasiness in the markets since the middle of 2007, though against the backdrop of the aggressive actions taken by the U. S. Federal Reserve and the U. S. government in response to that uneasiness, what is your outlook for the coming months?

A: By no means are we "out of the woods" yet in regard to the problems in the financial sector and the housing industry. The effects of those problems, plus the very high energy prices, on consumer spending continue to be felt. At the same time, many American companies have substantial business overseas, where economic growth has been strong of late. Actually, corporate earnings so far this calendar year have been remarkably good outside the financial sector. The recovery in the stock market from the lows in the middle of March 2008 would seem to indicate that investors have noticed. What one must also keep in mind is that the stock market does not always respond so much to near-term economic news as it does to potential developments six to twelve months in the future. That is why the stock market is sometimes called a "discounting mechanism."

    Nevertheless, the environment is not without its risks, and so we remain "defensive" in our approach. For the coming months, we are especially attracted to some of the sectors in which an investor can find successful companies with self-financing capability and significant international as well as domestic business. Certainly there are companies in information technology, health care, and consumer staples that have those qualities. On a longer-term

Pioneer Equity Income Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    basis, we also still like many companies in the materials and industrials sectors. Within the beleaguered financial sector, we believe there will be good opportunities "as the coast clears" and we again have decent visibility on the companies' operations.

     We appreciate your faithful support.

At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These opinions should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that the market forecast discussed will be realized.

Pioneer Equity Income Fund
--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 4/30/08
--------------------------------------------------------------------------------

Portfolio Diversification
--------------------------------------------------------------------------------
(as a percentage of total investment portfolio)

[THE FOLLOWING DATA IS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

U.S. Common Stocks              92.4%
Temporary Cash Investments       7.6%


 Sector Distribution
--------------------------------------------------------------------------------
(as a percentage of equity holdings)

[THE FOLLOWING DATA IS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

Financials                      19.5%
Utilities                       14.1%
Materials                       13.3%
Consumer Staples                13.1%
Consumer Discretionary           9.8%
Industrials                      9.5%
Energy                           7.8%
Health Care                      5.8%
Telecommunication Services       4.8%
Information Technology           2.3%


10 Largest Holdings
--------------------------------------------------------------------------------
(as a percentage of equity holdings)*

    1.   Questar Corp.                3.50%
    2.   Chevron Corp.                3.19
    3.   Alcoa, Inc.                  2.83
    4.   Gorman-Rupp Co.              2.82
    5.   Dow Chemical Co.             2.61
    6.   Equitable Resources, Inc.    2.49
    7.   PACCAR, Inc.                 2.47
    8.   Johnson Controls, Inc.       2.20
    9.   ConocoPhillips               2.16
   10.   H.J. Heinz Co., Inc.         2.00

* This list excludes temporary cash and derivative instruments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.

Pioneer Equity Income Fund
--------------------------------------------------------------------------------
PRICES AND DISTRIBUTIONS
--------------------------------------------------------------------------------
Net Asset Value Per Share
--------------------------------------------------------------------------------

 Class   4/30/08   10/31/07
------- --------- ---------
    A    $28.66    $33.10
    B    $28.46    $32.88
    C    $28.34    $32.75
    R    $28.87    $33.34
    Y    $28.82    $33.28
    Z    $28.67    $33.12

Distributions Per Share
--------------------------------------------------------------------------------

                     11/1/07 - 4/30/08
        -------------------------------------------
             Net
         Investment     Short-Term      Long-Term
 Class     Income     Capital Gains   Capital Gains
------- ------------ --------------- --------------
   A    $0.3832            $-            $1.8091
   B    $0.2575            $-            $1.8091
   C    $0.2742            $-            $1.8091
   R    $0.3622            $-            $1.8091
   Y    $0.4399            $-            $1.8091
   Z    $0.4414            $-            $1.8091


Pioneer Equity Income Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 4/30/08                               CLASS A SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Equity Income Fund at public offering price, compared to that of the Russell 1000 Value Index.

[THE FOLLOWING DATA IS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

      Pioneer Equity Income Fund        Russell 1000 Value Index
4/98           $ 9,425                            $10,000
               $10,579                            $11,409
4/00           $10,025                            $10,966
               $11,372                            $11,671
4/02           $10,842                            $12,215
               $ 9,033                            $ 9,756
4/04           $11,184                            $12,318
               $12,829                            $14,033
4/06           $14,819                            $16,602
               $17,968                            $19,614
4/08           $16,618                            $17,855

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of April 30, 2008)
                     Net Asset    Public Offering
Period              Value (NAV)     Price (POP)
 10 Years                5.84%           5.21%
 5 Years                12.97           11.64
 1 Year                 -7.51          -12.84

--------------------------------------------------------------------------------

 Expense Ratio
 (Per prospectus dated March 1, 2008)

                       Gross            Net
                      1.03%           1.03%

--------------------------------------------------------------------------------
Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Russell 1000 Value Index measures the performance of large-cap U.S. value stocks. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in any index.

Pioneer Equity Income Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 4/30/08                              CLASS B SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Equity Income Fund, compared to that of the Russell 1000 Value Index.

[THE FOLLOWING DATA IS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

      Pioneer Equity Income Fund        Russell 1000 Value Index
4/98         $10,000                            $10,000
             $11,145                            $11,409
4/00         $10,478                            $10,966
             $11,790                            $11,671
4/02         $11,152                            $12,215
             $ 9,217                            $ 9,756
4/04         $11,317                            $12,318
             $12,866                            $14,033
4/06         $14,733                            $16,602
             $17,709                            $19,614
4/08         $16,241                            $17,855

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of April 30, 2008)
                           If            If
Period                    Held        Redeemed
 10 Years                 4.97%         4.97%
 5 Years                 12.00         12.00
 1 Year                  -8.29        -11.70

--------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated March 1, 2008)

                           Gross        Net

                            1.90%         1.90%

--------------------------------------------------------------------------------
Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If Redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CDSC). Effective December 1, 2004, the period during which a CDSC is applied to withdrawals was shortened to 5 years. The maximum CDSC for Class B shares continues to be 4%. For more complete information, please see the prospectus for details. Note: Shares purchased prior to December 1, 2004 remain subject to the CDSC in effect at the time you purchased those shares. For performance information for shares purchased prior to December 1, 2004, please visit www.pioneerinvestments.com.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Russell 1000 Value Index measures the performance of large-cap U.S. value stocks. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in any index.

Pioneer Equity Income Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 4/30/08                              CLASS C SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Equity Income Fund, compared to that of the Russell 1000 Value Index.

[THE FOLLOWING DATA IS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

      Pioneer Equity Income Fund        Russell 1000 Value Index
4/98         $10,000                               $10,000
             $11,141                               $11,409
4/00         $10,459                               $10,966
             $11,764                               $11,671
4/02         $11,117                               $12,215
             $ 9,188                               $ 9,756
4/04         $11,283                               $12,318
             $12,840                               $14,033
4/06         $14,712                               $16,602
             $17,702                               $19,614
4/08         $16,248                               $17,855

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of April 30, 2008)
                                       If          If
Period                                Held      Redeemed
 10 Years                              4.97%       4.97%
 5 Years                              12.08       12.08
 1 Year                               -8.22       -8.22

--------------------------------------------------------------------------------

 Expense Ratio
 (Per prospectus dated March 1, 2008)

                                        Gross         Net

                                       1.82%       1.82%

--------------------------------------------------------------------------------
Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). The performance of Class C shares does not reflect the 1% front-end sales charge in effect prior to February 1, 2004. If you paid a 1% sales charge, your returns would be lower than those shown above. "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Russell 1000 Value Index measures the performance of large-cap U.S. value stocks. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in any index.

Pioneer Equity Income Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 4/30/08                              CLASS R SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Equity Income Fund, compared to that of the Russell 1000 Value Index.

[THE FOLLOWING DATA IS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

      Pioneer Equity Income Fund        Russell 1000 Value Index
4/98         $10,000                            $10,000
             $11,170                            $11,409
4/00         $10,532                            $10,966
             $11,888                            $11,671
4/02         $11,277                            $12,215
             $ 9,349                            $ 9,756
4/04         $11,567                            $12,318
             $13,251                            $14,033
4/06         $15,284                            $16,602
             $18,494                            $19,614
4/08         $17,076                            $17,855

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of April 30, 2008)
                                       If          If
Period                               Held       Redeemed
 10 Years                              5.50%       5.50%
 5 Years                              12.80       12.80
 1 Year                               -7.67       -7.67

--------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated March 1, 2008)

                                       Gross       Net
                                       1.38%       1.38%

--------------------------------------------------------------------------------
Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class R shares are not subject to sales charges and are available for limited groups of eligible investors, including retirement plan investors.

The performance of Class R shares for the period prior to the commencement of operations of Class R shares on April 1, 2003 is based on the performance of Class A shares, reduced to reflect the higher distribution and service fees of Class R shares. For the period after April 1, 2003, the actual performance of Class R shares is reflected. Class R shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Russell 1000 Value Index measures the performance of large-cap U.S. value stocks. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in any index.

Pioneer Equity Income Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 4/30/08                               CLASS Y SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Equity Income Fund, compared to that of the Russell 1000 Value Index.

[THE FOLLOWING DATA IS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

      Pioneer Equity Income Fund        Russell 1000 Value Index
4/98         $10,000                           $10,000
             $11,261                           $11,409
4/00         $10,711                           $10,966
             $12,191                           $11,671
4/02         $11,673                           $12,215
             $ 9,775                           $ 9,756
4/04         $12,160                           $12,318
             $14,010                           $14,033
4/06         $16,248                           $16,602
             $19,780                           $19,614
4/08         $18,359                           $17,855

--------------------------------------------------------------------------------

Average Annual Total Returns
(As of April 30, 2008)
                                        If          If
Period                                 Held      Redeemed
 10 Years                              6.26%       6.26%
 5 Years                              13.43       13.43
 1 Year                               -7.19       -7.19

--------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated March 1, 2008)

                                      Gross        Net
                                      0.66%       0.66%

--------------------------------------------------------------------------------
Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The Performance of Class Y shares for the period prior to the commencement of operation of Class Y shares on July 2, 1998 reflects the NAV performance of the Fund's Class A shares. The performance does not reflect differences in expenses, including the Rule 12b-1 fees applicable to Class A shares. Since fees for Class A shares are generally higher than those of Class Y shares, the performance shown for Class Y shares prior to their inception on July 2, 1998 would have been higher. Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Russell 1000 Value Index measures the performance of large-cap U.S. value stocks. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in any index.

Pioneer Equity Income Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 4/30/08                              CLASS Z SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Equity Income Fund, compared to that of the Russell 1000 Value Index.

[THE FOLLOWING DATA IS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

      Pioneer Equity Income Fund        Russell 1000 Value Index
4/98         $10,000                           $10,000
             $11,226                           $11,409
4/00         $10,639                           $10,966
             $12,068                           $11,671
4/02         $11,505                           $12,215
             $ 9,585                           $ 9,756
4/04         $11,869                           $12,318
             $13,614                           $14,033
4/06         $15,725                           $16,602
             $19,067                           $19,614
4/08         $17,692                           $17,855


--------------------------------------------------------------------------------
Average Annual Total Returns
(As of April 30, 2008)
                                       If          If
Period                                Held      Redeemed
 10 Years                              5.87%       5.87%
 5 Years                              13.04       13.04
 1 Year                               -7.21       -7.21

--------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated March 1, 2008)

                                       Gross         Net
                                       0.78%       0.78%

--------------------------------------------------------------------------------
Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Performance for periods prior to the inception of Class Z shares reflects the NAV performance of the Fund's Class A shares. The performance does not reflect differences in expenses, including the Rule 12b-1 fees applicable to Class A shares. Since fees for Class A shares are generally higher than those of Class Z shares, the performance shown for Class Z shares prior to their inception July 6, 2007 would have been higher. Class Z shares are not subject to sales charges and are available for limited groups of eligible investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The net expense ratio reflects contractual expense limitations currently in effect through 3/1/10 for Class Z Shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The Russell 1000 Value Index measures the performance of large-cap U.S. value stocks. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in any index.

Pioneer Equity Income Fund
--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES
--------------------------------------------------------------------------------
As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2)   transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1.   Divide your account value by $1,000
     Example: an $8,600 account value [divided by] $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Equity Income Fund

Based on actual returns from November 1, 2007 through April 30, 2008.

 Share Class             A            B            C            R            Y            Z
-----------------------------------------------------------------------------------------------
 Beginning Account   $1,000.00    $1,000.00    $1,000.00    $1,000.00    $1,000.00    $1,000.00
 Value On 11/1/07
 Ending Account      $  931.00    $  927.10    $  927.70    $  930.00    $  932.70    $  932.70
 Value On 4/30/08
 Expenses Paid       $    5.23    $    9.34    $    8.87    $    6.09    $    3.51    $    3.41
 During Period*

* Expenses are equal to the Fund's annualized expense ratio of 1.09%, 1.95%,1.85%, 1.27%, 0.73% and 0.71%, for Class A, Class B, Class C, Class
    R, Class Y and Class Z shares, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Pioneer Equity Income Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.


You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Equity Income Fund

Based on a hypothetical 5% return per year before expenses, reflecting the period from November 1, 2007 through April 30, 2008.

 Share Class             A            B            C            R            Y            Z
-----------------------------------------------------------------------------------------------
 Beginning Account   $1,000.00    $1,000.00    $1,000.00    $1,000.00    $1,000.00    $1,000.00
 Value On 11/1/07
 Ending Account      $1,019.44    $1,015.17    $1,015.66    $1,018.55    $1,021.23    $1,021.33
 Value On 4/30/08
 Expenses Paid       $    5.47    $    9.77    $    9.27    $    6.37    $    3.67    $    3.57
 During Period*

* Expenses are equal to the Fund's annualized expense ratio of 1.09%, 1.95%, 1.85%, 1.27%, 0.73% and 0.71%, for Class A, Class B, Class C, Class R, Class Y and Class Z shares, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Pioneer Equity Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 4/30/08 (unaudited)
--------------------------------------------------------------------------------

   Shares                                                            Value
               COMMON STOCKS - 99.9%
               Energy - 7.7%
               Integrated Oil & Gas - 6.7%
  407,200      Chevron Corp.                                $   39,152,280
  307,560      ConocoPhillips                                   26,496,294
  210,000      Royal Dutch Shell Plc (A.D.R.)                   16,865,100
                                                            --------------
                                                            $   82,513,674
                                                            --------------
               Oil & Gas Storage & Transportation - 1.0%
  520,000      Spectra Energy Corp.                         $   12,844,000
                                                            --------------
               Total Energy                                 $   95,357,674
                                                            --------------
               Materials - 13.2%
               Aluminum - 2.8%
1,000,000      Alcoa, Inc.                                  $   34,780,000
                                                            --------------
               Diversified Chemical - 3.8%
  800,000      Dow Chemical Co.                             $   32,120,000
  300,000      E.I. du Pont de Nemours & Co.                    14,673,000
                                                            --------------
                                                            $   46,793,000
                                                            --------------
               Diversified Metals & Mining - 1.7%
  220,000      Compass Minerals International, Inc.         $   13,860,000
  150,000      Teck Cominco Ltd. (Class B)                       6,550,500
                                                            --------------
                                                            $   20,410,500
                                                            --------------
               Forest Products - 0.9%
  180,000      Weyerhaeuser Co.                             $   11,498,400
                                                            --------------
               Industrial Gases - 1.2%
  150,000      Air Products & Chemicals, Inc.               $   14,764,500
                                                            --------------
               Specialty Chemicals - 1.6%
  900,000      Valspar Corp.                                $   19,782,000
                                                            --------------
               Steel - 1.2%
  200,000      Nucor Corp.                                  $   15,100,000
                                                            --------------
               Total Materials                              $  163,128,400
                                                            --------------
               Capital Goods - 8.8%
               Aerospace & Defense - 1.0%
  170,000      United Technologies Corp.                    $   12,319,900
                                                            --------------

18    The accompanying notes are an integral part of these financial statements.

Pioneer Equity Income Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

  Shares                                                                     Value
             Construction, Farm Machinery & Heavy Trucks - 2.5%
 641,905     PACCAR, Inc.                                          $   30,374,945
                                                                   --------------
             Electrical Component & Equipment - 1.5%
 350,000     Emerson Electric Co.                                  $   18,291,000
                                                                   --------------
             Industrial Machinery - 3.8%
 988,195     Gorman-Rupp Co.+ (b)                                  $   34,616,471
 350,000     The Timken Co.                                            12,652,500
                                                                   --------------
                                                                   $   47,268,971
                                                                   --------------
             Total Capital Goods                                   $  108,254,816
                                                                   --------------
             Commercial Services & Supplies - 0.7%
             Office Services & Supplies - 0.7%
 240,000     Mine Safety Appliances Co. (b)                        $    8,920,800
                                                                   --------------
             Total Commercial Services & Supplies                  $    8,920,800
                                                                   --------------
             Automobiles & Components - 2.2%
             Auto Parts & Equipment - 2.2%
 766,800     Johnson Controls, Inc.                                $   27,037,368
                                                                   --------------
             Total Automobiles & Components                        $   27,037,368
                                                                   --------------
             Consumer Durables & Apparel - 1.2%
             Apparel, Accessories & Luxury Goods - 1.2%
 200,000     VF Corp.                                              $   14,876,000
                                                                   --------------
             Total Consumer Durables & Apparel                     $   14,876,000
                                                                   --------------
             Consumer Services - 2.0%
             Leisure Facilities - 1.5%
 780,697     Cedar Fair, L.P.                                      $   18,408,835
                                                                   --------------
             Restaurants - 0.5%
 100,000     McDonald's Corp.                                      $    5,958,000
                                                                   --------------
             Total Consumer Services                               $   24,366,835
                                                                   --------------
             Media - 3.5%
             Broadcasting & Cable TV - 0.9%
 500,000     CBS Corp. (Class B)                                   $   11,535,000
                                                                   --------------
             Movies & Entertainment - 0.5%
 300,000     Regal Entertainment Group (b)                         $    5,688,000
                                                                   --------------

The accompanying notes are an integral part of these financial statements.   19

Pioneer Equity Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 4/30/08 (unaudited)                        (continued)
--------------------------------------------------------------------------------

   Shares                                                       Value
               Publishing - 2.1%
  150,000      McGraw-Hill Co., Inc.                   $    6,148,500
1,000,000      New York Times Co. (b)                      19,500,000
                                                       --------------
                                                       $   25,648,500
                                                       --------------
               Total Media                             $   42,871,500
                                                       --------------
               Retailing - 1.0%
               Distributors - 1.0%
  280,000      Genuine Parts Co.                       $   11,888,800
                                                       --------------
               Total Retailing                         $   11,888,800
                                                       --------------
               Food, Beverage & Tobacco - 10.5%
               Packaged Foods & Meats - 9.4%
  520,000      Campbell Soup Co.                       $   18,096,000
   80,000      ConAgra, Inc. (b)                            1,884,800
  265,000      General Mills, Inc.                         16,006,000
  522,550      H.J. Heinz Co., Inc.                        24,575,527
  320,000      Hershey Foods Corp. (b)                     11,961,600
  180,000      Kellogg Co.                                  9,210,600
  650,000      Kraft Foods, Inc.                           20,559,500
  100,000      The J.M. Smucker Co.                         4,988,000
  100,000      William Wrigley Jr. Co. (b)                  7,616,000
                                                       --------------
                                                       $  114,898,027
                                                       --------------
               Soft Drinks - 1.1%
  100,000      Coca-Cola Co.                           $    5,887,000
  116,300      PepsiCo, Inc.                                7,970,039
                                                       --------------
                                                       $   13,857,039
                                                       --------------
               Total Food, Beverage & Tobacco          $  128,755,066
                                                       --------------
               Household & Personal Products - 2.6%
               Household Products - 2.6%
  188,800      Clorox Co.                              $   10,006,400
  306,000      Colgate-Palmolive Co.                       21,634,200
                                                       --------------
                                                       $   31,640,600
                                                       --------------
               Total Household & Personal Products     $   31,640,600
                                                       --------------

20    The accompanying notes are an integral part of these financial statements.

Pioneer Equity Income Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   Shares                                                          Value
               Pharmaceuticals & Biotechnology - 5.8%
               Pharmaceuticals - 5.8%
  306,600      Abbott Laboratories                        $   16,173,150
  240,000      Eli Lilly & Co.                                11,553,600
  619,700      Merck & Co., Inc.                              23,573,388
1,000,000      Pfizer, Inc.                                   20,110,000
                                                          --------------
                                                          $   71,410,138
                                                          --------------
               Total Pharmaceuticals & Biotechnology      $   71,410,138
                                                          --------------
               Banks - 7.0%
               Diversified Banks - 3.0%
  718,700      U.S. Bancorp                               $   24,356,743
  431,324      Wells Fargo & Co.                              12,831,889
                                                          --------------
                                                          $   37,188,632
                                                          --------------
               Regional Banks - 4.0%
  773,300      Regions Financial Corp. (b)                $   16,950,736
  275,000      SunTrust Banks, Inc.                           15,331,250
  700,000      Whitney Holding Corp. (b)                      16,387,000
                                                          --------------
                                                          $   48,668,986
                                                          --------------
               Total Banks                                $   85,857,618
                                                          --------------
               Diversified Financials - 2.0%
               Asset Management & Custody Banks - 1.1%
  100,000      Northern Trust Corp.                       $    7,411,000
  100,000      T. Rowe Price Associates, Inc.                  5,856,000
                                                          --------------
                                                          $   13,267,000
                                                          --------------
               Diversified Financial Services - 0.9%
  300,000      Bank of America Corp.                      $   11,262,000
                                                          --------------
               Total Diversified Financials               $   24,529,000
                                                          --------------
               Insurance - 5.7%
               Life & Health Insurance - 1.6%
  351,484      Lincoln National Corp.                     $   18,895,780
                                                          --------------

The accompanying notes are an integral part of these financial statements.   21

Pioneer Equity Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 4/30/08 (unaudited)                        (continued)
--------------------------------------------------------------------------------

   Shares                                                                  Value
               Property & Casualty Insurance - 4.1%
  410,200      Chubb Corp.                                        $   21,728,294
  359,300      SAFECO Corp.                                           23,979,682
  100,000      The Traveler Companies, Inc.                            5,040,000
                                                                  --------------
                                                                  $   50,747,976
                                                                  --------------
               Total Insurance                                    $   69,643,756
                                                                  --------------
               Real Estate - 4.9%
               Diversified Real Estate Investment Trust - 1.0%
  350,000      Liberty Property Trust                             $   12,260,500
                                                                  --------------
               Residential Real Estate Investment Trust - 1.1%
  330,000      Equity Residential Property Trust                  $   13,701,600
                                                                  --------------
               Retail Real Estate Investment Trusts - 1.8%
  225,000      Developers Diversified Realty Corp. (b)            $    9,663,750
  300,000      Kimco Realty Corp. (b)                                 11,973,000
                                                                  --------------
                                                                  $   21,636,750
                                                                  --------------
               Specialized Real Estate Investment Trust - 1.0%
  300,000      Plum Creek Timber Co., Inc. (b)                    $   12,252,000
                                                                  --------------
               Total Real Estate                                  $   59,850,850
                                                                  --------------
               Semiconductors - 2.2%
               Semiconductor Equipment - 0.7%
  500,000      Applied Materials, Inc.                            $    9,330,000
                                                                  --------------
               Semiconductors - 1.5%
  500,000      Microchip Technology, Inc. (b)                     $   18,375,000
                                                                  --------------
               Total Semiconductors                               $   27,705,000
                                                                  --------------
               Telecommunication Services - 4.8%
               Integrated Telecommunication Services - 4.8%
  532,500      AT&T Corp.                                         $   20,613,075
1,000,000      Citizens Communications Co. (Class B)                  10,720,000
  100,000      Embarq Corp.                                            4,157,000
  339,584      Verizon Communications, Inc.                           13,067,192
  890,847      Windstream Corp.                                       10,458,544
                                                                  --------------
                                                                  $   59,015,811
                                                                  --------------
               Total Telecommunication Services                   $   59,015,811
                                                                  --------------

22    The accompanying notes are an integral part of these financial statements.

Pioneer Equity Income Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

      Shares                                                               Value
                  Utilities - 14.1%
                  Electric Utilities - 3.0%
     740,000      Duke Energy Corp.                               $   13,549,400
     200,000      Edison International                                10,434,000
     340,000      Southern Co.                                        12,658,200
                                                                  --------------
                                                                  $   36,641,600
                                                                  --------------
                  Gas Utilities - 6.9%
     326,500      AGL Resources, Inc.                             $   11,101,000
     460,000      Equitable Resources, Inc.                           30,530,200
     693,200      Questar Corp.                                       42,999,196
                                                                  --------------
                                                                  $   84,630,396
                                                                  --------------
                  Multi-Utilities - 4.2%
     530,000      NSTAR                                           $   17,071,300
     529,000      PG&E Corp.                                          21,160,000
     314,600      Public Service Enterprise Group, Inc.               13,814,085
                                                                  --------------
                                                                  $   52,045,385
                                                                  --------------
                  Total Utilities                                 $  173,317,381
                                                                  --------------
                  TOTAL COMMON STOCKS
                  (Cost $964,560,546)                             $1,228,427,413
                                                                  --------------
Principal
Amount
                  TEMPORARY CASH INVESTMENTS - 8.2%
                  Repurchase Agreements - 0.2%
   $ 575,000      Bank of America Corp., 1.98%, dated 4/30/08,
                  repurchase price of $575,000 plus accrued
                  interest on 5/1/08 collateralized by the
                  following:
                  $359,215 Federal National Mortgage
                  Association, 5.0%, 10/1/34
                  $27,156 Freddie Mac Giant, 5.0%, 4/1/38
                  $255,800 Federal National Mortgage
                  Association, 5.5%, 7/1/37                       $      575,000

The accompanying notes are an integral part of these financial statements.   23

Pioneer Equity Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 4/30/08 (unaudited)                        (continued)
--------------------------------------------------------------------------------

Principal
   Amount                                                                  Value
             Repurchase Agreements - (continued)
$575,000     Barclays Plc, 1.98%, dated 4/30/08, repurchase
             price of $575,000 plus accrued interest on
             5/1/08 collateralized by the following:
             $174,600 Freddie Mac Giant, 5.0 - 7.0%,
             5/1/20 - 11/1/47
             $46,885 Federal Home Loan Mortgage Corp.,
             5.927 - 6.28%, 8/1/36 - 12/1/36
             $60,322 Federal National Mortgage Association
             (ARM), 4.777 - 6.432%, 8/1/35 - 11/1/37
             $434,024 Federal National Mortgage Associa-
             tion, 4.0 - 6.5%, 9/1/20 - 2/1/48                  $      575,000
 575,000     Deutsche Bank AG, 2.0%, dated 4/30/08,
             repurchase price of $575,000 plus accrued
             interest on 5/1/08 collateralized by the
             following:
             $417,197 Freddie Mac Giant, 4.0 - 7.0%,
             4/1/19 - 4/1/39
             $51,746 Federal Home Loan Mortgage Corp.,
             4.955 - 5.894%, 2/1/37 - 4/1/38
             $126,213 Federal National Mortgage Association
             (ARM), 4.414 - 6.308%, 8/1/12 - 6/1/36
             $200,380 U.S Treasury Strip, 0.0%,
             11/15/21 - 8/15/26                                        575,000
 575,000     JP Morgan Chase & Co., 2.0%, dated 4/30/08,
             repurchase price of $575,000 plus accrued
             interest on 5/1/08 collateralized by
             $611,124 Federal National Mortgage Associa-
             tion, 4.5 - 7.0%, 1/1/21 - 2/1/38                         575,000
                                                                --------------
                                                                $    2,300,000
                                                                --------------

24    The accompanying notes are an integral part of these financial statements.

Pioneer Equity Income Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

  Principal
     Amount                                                                  Value
                 Security Lending Collateral - 8.0%
                 Certificates of Deposit:
$   822,788      Banco Santander NY, 2.80%, 10/7/08                 $      823,142
    914,209      Bank Bovespa NY, 2.86%, 5/6/08                            914,227
  2,285,524      Bank of America, 2.80%, 8/22/08                         2,285,524
    822,788      Bank of Scotland NY, 2.89%, 11/4/08                       821,424
  1,142,762      Bank of Scotland NY, 3.03%, 9/26/08                     1,141,476
  2,285,524      BNP Paribas NY, 2.88%, 7/23/08                          2,285,524
    365,684      BNP Paribas NY, 3.035%, 5/23/08                           365,751
  1,371,314      Calyon NY, 2.85%, 8/25/08                               1,371,357
    457,105      Calyon NY, 2.69%, 01/16/09                                724,313
  2,285,524      Citibank, 2.85%, 7/29/08                                2,285,524
  1,695,858      Dexia Bank NY, 3.37%, 09/29/08                          1,691,946
    196,555      Fortis, 3.11%, 09/30/08                                   196,174
    457,105      Fortis, 3.14%, 06/30/08                                   456,851
  2,285,524      NORDEA NY, 2.81%, 8/29/08                               2,285,524
    365,684      Rabobank Nederland NY, 2.37%, 8/29/08                     365,521
  1,142,762      Royal Bank of Canada NY, 2.57%, 7/15/08                 1,142,762
    882,212      Skandinavian Enskilda Bank NY, 2.70%, 7/17/08             882,231
    265,121      Skandinavian Enskilda Bank NY, 3.18%, 09/22/08            264,773
    457,105      Skandinavian Enskilda Bank NY, 3.06% 02/13/09             455,687
    914,209      Svenska Bank NY, 2.70%, 7/17/08                           914,229
    457,105      Wachovia Bank, 2.82%, 6/9/08                            2,102,682
                                                                    --------------
                                                                    $   23,776,638
                                                                    --------------
                 Commercial Paper:
    246,111      Bank of America, 2.62%, 8/26/08                    $      699,368
    456,865      Calyon, 2.71%, 5/8/08                                     456,865
    685,657      CBA, 2.71%, 7/11/08                                       682,019
    457,104      Deutsche Bank Financial, 2.55%, 7/9/08                    454,888
    365,683      Deutsche Bank Financial, 2.55%, 6/16/08                   364,497
    548,526      HSBC, 2.67%, 6/16/08                                      546,661
    457,105      HSBC, 2.72%, 6/9/08                                       455,787
    457,104      HSBC, 2.89% 7/21/08                                       454,153
    457,105      Lloyds Bank, 2.60%, 6/6/08                                455,921
  1,142,762      Macquarie Bank, 2.87%, 6/26/08                          1,137,429

The accompanying notes are an integral part of these financial statements.   25

Pioneer Equity Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 4/30/08 (unaudited)                        (continued)
--------------------------------------------------------------------------------

  Principal
     Amount                                                           Value
                Security Lending Collateral - (continued)
$  457,105      Macquarie Bank, 2.87%, 6/9/08                $      455,688
   685,657      Natixis, 2.87%, 7/10/08                             681,857
   685,657      Natixis, 2.87%, 7/21/08                             680,998
   455,774      PARFIN, 2.70%, 6/9/08                               455,774
   457,105      RAB USA, 2.61%, 6/10/08                             455,784
   914,209      Royal Bank of Scotland, 2.66%, 10/21/08             901,205
   438,821      Royal Bank of Scotland, 3.00%, 6/12/08              437,464
   365,684      Societe Generale, 2.85%, 5/2/08                     365,655
 1,142,762      Societe Generale, 2.93%, 7/30/08                  1,134,448
   457,105      Societe Generale, 2.98%, 7/2/08                     454,774
 2,056,971      Unicredit Group, 2.89%, 7/17/08                   2,043,670
   457,104      Wachovia, 3.62%,10/28/08                            455,597
   365,165      WestPac, 2.72%, 7/10/08                             363,218
   457,104      WestPac, 2.72%, 7/7/08                              454,808
   685,657      WestPac, 2.77%, 7/9/08                              682,043
                                                             --------------
                                                             $   15,730,572
                                                             --------------
                Tri-party Repurchase Agreements:
16,221,229      Barclay's Bank,1.96% 5/1/08                  $   16,221,229
13,713,141      Deutsche Bank, 1.97% 5/1/08                      13,713,141
13,713,141      Lehman Brothers, 1.99% 5/1/08                    13,713,141
13,713,141      Merrill Lynch, 1.95% 5/1/08                      13,713,141
                                                             --------------
                                                             $   57,360,653
                                                             --------------
                Other:
 1,599,866      ABS CFAT 2008-A A1                           $    1,599,866
                                                             --------------
                Total Securities Lending Collateral          $   98,467,730
                                                             --------------
                TOTAL TEMPORARY CASH INVESTMENTS
                (Cost $100,767,730)                          $  100,767,730
                                                             --------------
                TOTAL INVESTMENT IN SECURITIES - 108.1%
                (Cost $1,065,328,276) (a)                    $1,329,195,143
                                                             --------------
                OTHER ASSETS AND LIABILITIES - (8.1)%        $  (99,393,477)
                                                             --------------
                TOTAL NET ASSETS - 100.0%                    $1,229,801,666
                                                             ==============

26    The accompanying notes are an integral part of these financial statements.

Pioneer Equity Income Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
*   Non-income producing security.

+   Investment held by the Fund representing 5% or more of the voting stock of such company.

(a) At April 30, 2008, the net unrealized gain on investments based on cost for federal income tax purposes of $1,073,568,358 was as follows:

       Aggregate gross unrealized gain for all investments in which there is
       an excess of value over tax cost                                         $314,802,999
       Aggregate gross unrealized loss for all investments in which there is
       an excess of tax cost over value                                          (59,176,214)
                                                                                ------------
       Net unrealized gain                                                      $255,626,785
                                                                                ============

(b)   At April 30, 2008, the following securities were out on loan:

     Shares   Security                                        Value
      42,000     ConAgra, Inc.                           $   989,520
      23,800     Developers Diversified Realty Corp.       1,022,210
     111,100     Gorman-Rupp Co.                           3,891,833
     190,000     Hershey Foods Corp.                       7,102,200
      26,300     Kimco Realty Corp.                        1,049,633
     461,400     Microchip Technology                     16,956,450
     110,000     Mine Safety Appliances Co.                4,088,700
     990,000     New York Times Co.                       19,305,000
      88,200     Plum Creek Timber Co., Inc.               3,602,088
     297,000     Regal Entertainment Group                 5,631,120
     723,000     Regions Financial Corp.                  15,848,160
     525,600     Whitney Holding Corp.                    12,304,296
      41,000     William Wrigley Jr. Co.                   3,122,560
                                                         -----------
                                                         $94,913,770
                                                         ===========

Purchases and sales of securities (excluding temporary cash investments) for the six months ended April 30, 2008 aggregated $156,904,636 and $238,767,540, respectively.

The accompanying notes are an integral part of these financial statements.   27

Pioneer Equity Income Fund
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 4/30/08 (unaudited)
--------------------------------------------------------------------------------

ASSETS:
  Investment in securities of unaffiliated issuers, at value
   (cost $1,057,107,466)                                         $1,294,578,672
  Investment in securities of affiliated issuers, at value
   (cost $7,906,480)                                                 34,616,471
                                                                 --------------
   Total investment in securities, at value
     (including securities loaned of $94,913,770)
     (cost $1,065,328,276)                                       $1,329,195,143
  Cash                                                                2,003,207
  Receivables -
   Fund shares sold                                                   1,534,904
   Dividends and interest                                             1,668,209
  Other                                                                 104,160
                                                                 --------------
     Total assets                                                $1,334,505,623
                                                                 --------------
LIABILITIES:
  Payables -
   Investment securities purchased                               $    4,376,616
   Fund shares repurchased                                            1,520,514
   Upon return of securities loaned                                  98,467,730
  Due to affiliates                                                     155,064
  Accrued expenses                                                      184,033
                                                                 --------------
     Total liabilities                                           $  104,703,957
                                                                 --------------
NET ASSETS:
  Paid-in capital                                                $  970,043,873
  Undistributed net investment income                                 8,221,641
  Accumulated net realized loss on investments                      (12,330,715)
  Net unrealized gain on investments                                263,866,867
                                                                 --------------
     Total net assets                                            $1,229,801,666
                                                                 ==============
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $903,867,784/31,538,373 shares)              $        28.66
                                                                 ==============
  Class B (based on $105,645,173/3,712,480 shares)               $        28.46
                                                                 ==============
  Class C (based on $132,465,114/4,674,886 shares)               $        28.34
                                                                 ==============
  Class R (based on $77,499,365/2,684,145 shares)                $        28.87
                                                                 ==============
  Class Y (based on $10,223,046/354,738 shares)                  $        28.82
                                                                 ==============
  Class Z (based on $101,184/3,529 shares)                       $        28.67
                                                                 ==============
MAXIMUM OFFERING PRICE:
  Class A ($28.66 [divided by] 94.25%)                           $        30.41
                                                                 ==============

28    The accompanying notes are an integral part of these financial statements.

Pioneer Equity Income Fund
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (unaudited)
--------------------------------------------------------------------------------
For the Six Months Ended 4/30/08

INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $5,400)    $22,670,971
  Interest                                                     8,547
  Income from securities loaned, net                         290,576
                                                         -----------
     Total investment income                                              $  22,970,094
                                                                          -------------
EXPENSES:
  Management fees                                        $ 3,757,190
  Transfer agent fees and expenses
    Class A                                                  746,498
    Class B                                                  156,747
    Class C                                                  115,198
    Class R                                                   30,053
    Class Y                                                    2,411
    Class Z                                                       11
  Distribution fees
    Class A                                                1,147,829
    Class B                                                  560,458
    Class C                                                  679,553
    Class R                                                  176,067
  Administrative fees                                        140,895
  Custodian fees                                              23,904
  Registration fees                                           66,068
  Professional fees                                           66,794
  Printing expense                                            43,317
  Fees and expenses of nonaffiliated trustees                 13,325
  Miscellaneous                                              123,858
                                                         -----------
     Total expenses                                                       $   7,850,176
     Less fees paid indirectly                                                  (25,026)
                                                                          -------------
     Net expenses                                                         $   7,825,150
                                                                          -------------
       Net investment income                                              $  15,144,944
                                                                          -------------
REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS:
  Net realized loss on investments                                        $ (12,330,041)
                                                                          -------------
  Change in net unrealized gain on investments                            $(106,915,275)
                                                                          -------------
  Net loss on investments                                                 $(119,245,316)
                                                                          -------------
  Net decrease in net assets resulting from operations                    $(104,100,372)
                                                                          ==============

The accompanying notes are an integral part of these financial statements.   29

Pioneer Equity Income Fund
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Six Months Ended 4/30/08 and the Year Ended 10/31/07, respectively

                                                            Six Months
                                                               Ended
                                                              4/30/08          Year Ended
                                                            (unaudited)         10/31/07
FROM OPERATIONS:
Net investment income                                     $   15,144,944    $   28,531,087
Net realized gain (loss) on investments                      (12,330,041)       78,019,956
Change in net unrealized gain (loss) on investments         (106,915,275)       11,920,879
                                                          --------------    --------------
    Net increase (decrease) in net assets resulting
     from operations                                      $ (104,100,372)   $  118,471,922
                                                          --------------    --------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
    Class A ($0.38 and $0.73 per share, respectively)     $  (12,515,978)   $  (22,068,606)
    Class B ($0.26 and $0.44 per share, respectively)         (1,023,765)       (2,017,143)
    Class C ($0.27 and $0.46 per share, respectively)         (1,327,684)       (2,214,658)
    Class R ($0.36 and $0.67 per share, respectively)           (892,161)         (931,893)
    Class Y ($0.44 and $0.84 per share, respectively)           (149,366)         (343,399)
    Class Z ($0.44 and $0.22 per share, respectively)             (1,434)             (644)
Net realized gain:
    Class A ($1.81 and $2.89 per share, respectively)        (58,022,033)      (73,275,075)
    Class B ($1.81 and $2.89 per share, respectively)         (7,250,041)      (13,350,148)
    Class C ($1.81 and $2.89 per share, respectively)         (8,556,663)      (12,274,923)
    Class R ($1.81 and $2.89 per share, respectively)         (3,902,964)       (2,416,852)
    Class Y ($1.81 and $2.89 per share, respectively)           (569,956)       (1,124,943)
    Class Z ($1.81 and $0.00 per share, respectively)             (5,293)                -
                                                          --------------    --------------
     Total distributions to shareowners                   $  (94,217,338)   $ (130,018,284)
                                                          --------------    --------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                          $  154,556,243    $  534,233,460
Reinvestment of distributions                                 81,896,822       112,352,076
Cost of shares repurchased                                  (243,221,541)     (375,536,460)
                                                          --------------    --------------
    Net increase (decrease) in net assets resulting
     from Fund share transactions                         $   (6,768,476)   $  271,049,076
                                                          --------------    --------------
    Net increase (decrease) in net assets                 $ (205,086,186)   $  259,502,714
NET ASSETS:
Beginning of period                                        1,434,887,852     1,175,385,138
                                                          --------------    --------------
End of period                                             $1,229,801,666    $1,434,887,852
                                                          ==============    ==============
Undistributed net investment income, end of period        $    8,221,641    $    8,987,085
                                                          ==============    ==============

30    The accompanying notes are an integral part of these financial statements.

Pioneer Equity Income Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                   '08 Shares       '08 Amount       '07 Shares       '07 Amount
                                  (unaudited)      (unaudited)
CLASS A
Shares sold                         3,663,401    $  106,425,825      12,174,216    $  403,915,364
Reinvestment of distributions       2,161,464        63,663,495       2,735,415        86,631,034
Less shares repurchased            (6,425,763)     (183,109,584)     (7,845,064)     (258,834,178)
                                   ----------    --------------      ----------    --------------
    Net increase (decrease)          (600,898)   $  (13,020,264)      7,064,567    $  231,712,220
                                   ===========   ===============     ===========   ===============
CLASS B
Shares sold                           231,101    $    6,588,622         794,316    $   25,972,012
Reinvestment of distributions         225,433         6,605,695         396,433        12,397,850
Less shares repurchased              (837,911)      (23,680,673)     (1,770,146)      (57,964,408)
                                   ----------    --------------      ----------    --------------
    Net decrease                     (381,377)   $  (10,486,356)       (579,397)   $  (19,594,546)
                                   ===========   ===============     ===========   ===============
CLASS C
Shares sold                           425,553    $   12,147,587       1,459,263    $   47,538,714
Reinvestment of distributions         229,724         6,700,442         311,971         9,732,776
Less shares repurchased              (790,743)      (22,330,023)     (1,175,007)      (38,341,256)
                                   ----------    --------------      ----------    --------------
    Net increase (decrease)          (135,466)   $   (3,481,994)        596,227    $   18,930,234
                                   ===========   ===============     ===========   ===============
CLASS R
Shares sold                           835,182    $   24,616,342       1,465,477    $   49,096,702
Reinvestment of distributions         158,076         4,684,789         101,462         3,246,489
Less shares repurchased              (326,118)       (9,440,979)       (324,793)      (10,787,236)
                                   ----------    --------------      ----------    --------------
    Net increase                      667,140    $   19,860,152       1,242,146    $   41,555,955
                                   ===========   ===============     ===========   ===============
CLASS Y
Shares sold                           166,071    $    4,757,699         229,144    $    7,610,668
Reinvestment of distributions           8,173           242,258          10,765           343,927
Less shares repurchased              (164,197)       (4,657,003)       (279,975)       (9,609,382)
                                   ----------    --------------      ----------    --------------
    Net increase (decrease)            10,047    $      342,954         (40,066)   $   (1,654,787)
                                   ===========   ===============     ===========   ===============
CLASS Z
Shares sold                               713    $       20,168           2,926    $      100,000
Reinvestment of distributions               5               143               -                 -
Less shares repurchased                  (115)           (3,279)              -                 -
                                   ----------    --------------      ----------    --------------
    Net increase                          603    $       17,032           2,926    $      100,000
                                   ===========   ===============     ===========   ===============

The accompanying notes are an integral part of these financial statements.   31

Pioneer Equity Income Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                             Six Months
                                                               Ended
                                                              4/30/08       Year Ended
                                                            (unaudited)      10/31/07
CLASS A
Net asset value, beginning of period                         $ 33.10        $    33.53
                                                             -------        ----------
Net increase (decrease) from investment operations:
 Net investment income                                       $  0.37        $     0.69
 Net realized and unrealized gain (loss) on investments        (2.62)             2.50
                                                             -------        ----------
  Net increase (decrease) from investment operations         $ (2.25)       $     3.19
Distributions to shareowners:
 Net investment income                                         (0.38)            (0.73)
 Net realized gain                                             (1.81)            (2.89)
                                                             -------        ----------
Net increase (decrease) in net asset value                   $ (4.44)       $    (0.43)
                                                             -------        ----------
Net asset value, end of period                               $ 28.66        $    33.10
                                                             =======        ==========
Total return*                                                  (6.90)%           10.22%
Ratio of net expenses to average net assets+                    1.09%**           1.03%
Ratio of net investment income to average net assets+           2.59%**           2.27%
Portfolio turnover rate                                           25%**             14%
Net assets, end of period (in thousands)                     $903,868       $1,063,910
Ratios with reduction for fees paid indirectly:
 Net expenses                                                   1.09%**           1.02%
 Net investment income                                          2.59%**           2.28%


                                                           Year Ended   Year Ended   Year Ended   Year Ended
                                                            10/31/06     10/31/05     10/31/04     10/31/03
CLASS A
Net asset value, beginning of period                        $  29.23     $  26.91     $  23.57    $  20.80
                                                            --------     --------     --------    --------
Net increase (decrease) from investment operations:
 Net investment income                                      $   0.68     $   0.61     $   0.52    $   0.47
 Net realized and unrealized gain (loss) on investments         5.36         2.31         3.30        2.78
                                                            --------     --------     --------    --------
  Net increase (decrease) from investment operations        $   6.04     $   2.92     $   3.82    $   3.25
Distributions to shareowners:
 Net investment income                                         (0.66)       (0.60)       (0.48)      (0.48)
 Net realized gain                                             (1.08)           -            -           -
                                                            --------     --------     --------    --------
Net increase (decrease) in net asset value                  $   4.30     $   2.32     $   3.34    $   2.77
                                                            --------     --------     --------    --------
Net asset value, end of period                              $  33.53     $  29.23     $  26.91    $  23.57
                                                            ========     ========     ========    ========
Total return*                                                  21.61%       10.87%       16.33%      15.89%
Ratio of net expenses to average net assets+                    1.04%        1.06%        1.08%       1.17%
Ratio of net investment income to average net assets+           2.27%        2.11%        2.07%       2.24%
Portfolio turnover rate                                           32%          14%          22%         15%
Net assets, end of period (in thousands)                    $840,640     $668,556     $600,835    $501,283
Ratios with reduction for fees paid indirectly:
 Net expenses                                                   1.03%        1.06%        1.08%       1.17%
 Net investment income                                          2.28%        2.11%        2.07%       2.24%

* Assumes initial investment at net asset value at the beginning of each year, reinvestment of all distributions, and the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
+    Ratios with no reduction for fees paid indirectly.

32    The accompanying notes are an integral part of these financial statements.

Pioneer Equity Income Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                             Six Months
                                                               Ended
                                                              4/30/08      Year Ended
                                                            (unaudited)     10/31/07
CLASS B
Net asset value, beginning of period                         $ 32.88        $  33.32
                                                             -------        --------
Net increase (decrease) from investment operations:
 Net investment income                                       $  0.27        $   0.51
 Net realized and unrealized gain (loss) on investments        (2.62)           2.38
                                                             -------        --------
  Net increase (decrease) from investment operations         $ (2.35)       $   2.89
Distributions to shareowners:
 Net investment income                                         (0.26)          (0.44)
 Net realized gain                                             (1.81)          (2.89)
                                                             -------        --------
Net increase (decrease) in net asset value                   $ (4.42)       $  (0.44)
                                                             -------        --------
Net asset value, end of period                               $ 28.46        $  32.88
                                                             =======        ========
Total return*                                                  (7.29)%          9.30%
Ratio of net expenses to average net assets+                    1.96%**         1.90%
Ratio of net investment income to average net assets+           1.73%**         1.42%
Portfolio turnover rate                                           25%**           14%
Net assets, end of period (in thousands)                     $105,645       $134,618
Ratios with reduction for fees paid indirectly:
 Net expenses                                                   1.95%**         1.89%
 Net investment income                                          1.74%**         1.43%


                                                           Year Ended   Year Ended   Year Ended   Year Ended
                                                            10/31/06     10/31/05     10/31/04     10/31/03
CLASS B
Net asset value, beginning of period                        $  29.05     $  26.75     $  23.42    $  20.67
                                                            --------     --------     --------    --------
Net increase (decrease) from investment operations:
 Net investment income                                      $   0.47     $   0.38     $   0.35    $   0.32
 Net realized and unrealized gain (loss) on investments         5.26         2.26         3.23        2.73
                                                            --------     --------     --------    --------
  Net increase (decrease) from investment operations        $   5.73     $   2.64     $   3.58    $   3.05
Distributions to shareowners:
 Net investment income                                         (0.38)       (0.34)       (0.25)      (0.30)
 Net realized gain                                             (1.08)           -            -           -
                                                            --------     --------     --------    --------
Net increase (decrease) in net asset value                  $   4.27     $   2.30     $   3.33    $   2.75
                                                            --------     --------     --------    --------
Net asset value, end of period                              $  33.32     $  29.05     $  26.75    $  23.42
                                                            ========     ========     ========    ========
Total return*                                                  20.55%        9.89%       15.34%      14.90%
Ratio of net expenses to average net assets+                    1.91%        1.93%        1.95%       2.02%
Ratio of net investment income to average net assets+           1.44%        1.24%        1.21%       1.41%
Portfolio turnover rate                                           32%          14%          22%         15%
Net assets, end of period (in thousands)                    $155,733     $157,889     $161,275    $170,283
Ratios with reduction for fees paid indirectly:
 Net expenses                                                   1.90%        1.93%        1.95%       2.02%
 Net investment income                                          1.45%        1.24%        1.21%       1.41%

* Assumes initial investment at net asset value at the beginning of each year, reinvestment of all distributions, and the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
+    Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.    33

Pioneer Equity Income Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                             Six Months
                                                               Ended
                                                              4/30/08      Year Ended
                                                            (unaudited)     10/31/07
CLASS C
Net asset value, beginning of period                         $ 32.75        $  33.20
                                                             -------        --------
Net increase (decrease) from investment operations:
 Net investment income                                       $  0.26        $   0.46
 Net realized and unrealized gain (loss) on investments        (2.59)           2.44
                                                             -------        --------
  Net increase (decrease) from investment operations         $ (2.33)       $   2.90
Distributions to shareowners:
 Net investment income                                         (0.27)          (0.46)
 Net realized gain                                             (1.81)          (2.89)
                                                             -------        --------
Net increase (decrease) in net asset value                   $ (4.41)       $  (0.45)
                                                             -------        --------
Net asset value, end of period                               $ 28.34        $  32.75
                                                             =======        ========
Total return*                                                  (7.23)%          9.37%
Ratio of net expenses to average net assets+                    1.85%**         1.82%
Ratio of net investment income to average net assets+           1.83%**         1.48%
Portfolio turnover rate                                           25%**           14%
Net assets, end of period (in thousands)                     $132,465       $157,553
Ratios with reduction for fees paid indirectly:
 Net expenses                                                   1.85%**         1.81%
 Net investment income                                          1.83%**         1.49%

                                                           Year Ended   Year Ended   Year Ended   Year Ended
                                                            10/31/06     10/31/05     10/31/04     10/31/03
CLASS C
Net asset value, beginning of period                        $  28.96     $  26.68     $  23.37     $ 20.63
                                                            --------     --------     --------     -------
Net increase (decrease) from investment operations:
 Net investment income                                      $   0.45     $   0.38     $   0.29     $  0.24
 Net realized and unrealized gain (loss) on investments         5.29         2.28         3.29        2.81
                                                            --------     --------     --------     -------
  Net increase (decrease) from investment operations        $   5.74     $   2.66     $   3.58     $  3.05
Distributions to shareowners:
 Net investment income                                         (0.42)       (0.38)       (0.27)      (0.31)
 Net realized gain                                             (1.08)           -            -           -
                                                            --------     --------     --------     -------
Net increase (decrease) in net asset value                  $   4.24     $   2.28     $   3.31     $  2.74
                                                            --------     --------     --------     -------
Net asset value, end of period                              $  33.20     $  28.96     $  26.68     $ 23.37
                                                            ========     ========     =========    ========
Total return*                                                  20.66%        9.98%       15.40%      14.93%
Ratio of net expenses to average net assets+                    1.83%        1.86%        1.89%       2.00%
Ratio of net investment income to average net assets+           1.49%        1.31%        1.26%       1.36%
Portfolio turnover rate                                           32%          14%          22%         15%
Net assets, end of period (in thousands)                    $139,915     $121,479     $109,787     $82,979
Ratios with reduction for fees paid indirectly:
 Net expenses                                                   1.82%        1.86%        1.89%       2.00%
 Net investment income                                          1.50%        1.31%        1.26%       1.36%

* Assumes initial investment at net asset value at the beginning of each year, reinvestment of all distributions, and the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
+    Ratios with no reduction for fees paid indirectly.

34    The accompanying notes are an integral part of these financial statements.

Pioneer Equity Income Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                            Six Months
                                                               Ended
                                                              4/30/08     Year Ended   Year Ended
                                                            (unaudited)    10/31/07     10/31/06
CLASS R
Net asset value, beginning of period                         $ 33.34       $ 33.73      $ 29.39
                                                             -------       -------      -------
Net increase (decrease) from investment operations:
 Net investment income                                       $  0.34       $  0.54      $  0.51
 Net realized and unrealized gain (loss) on investments        (2.64)         2.63         5.51
                                                             -------       -------      -------
  Net increase (decrease) from investment operations         $ (2.30)      $  3.17      $  6.02
Distributions to shareowners:
 Net investment income                                         (0.36)        (0.67)       (0.60)
 Net realized gain                                             (1.81)        (2.89)       (1.08)
                                                             -------       -------      -------
Net increase (decrease) in net asset value                   $ (4.47)      $ (0.39)     $  4.34
                                                             -------       -------      -------
Net asset value, end of period                               $ 28.87       $ 33.34      $ 33.73
                                                             =======       ========     ========
Total return*                                                  (7.00)%       10.10%       21.41%
Ratio of net expenses to average net assets+                    1.27%**       1.20%        1.23%
Ratio of net investment income to average net assets+           2.37%**       2.07%        2.00%
Portfolio turnover rate                                           25%**         14%          32%
Net assets, end of period (in thousands)                     $77,499       $67,239      $26,140
Ratios with reduction for fees paid indirectly:
 Net expenses                                                   1.27%**       1.19%        1.22%
 Net investment income                                          2.37%**       2.08%        2.01%


                                                                                       4/1/03 (a)
                                                           Year Ended   Year Ended         to
                                                            10/31/05     10/31/04       10/31/03
CLASS R
Net asset value, beginning of period                        $ 27.08      $ 23.71       $   19.97
                                                            -------      -------       ---------
Net increase (decrease) from investment operations:
 Net investment income                                      $  0.39      $  0.44       $    0.23
 Net realized and unrealized gain (loss) on investments        2.48         3.38            3.73
                                                            -------      -------       ---------
  Net increase (decrease) from investment operations        $  2.87      $  3.82       $    3.96
Distributions to shareowners:
 Net investment income                                        (0.56)       (0.45)          (0.22)
 Net realized gain                                                -            -               -
                                                            -------      -------       ---------
Net increase (decrease) in net asset value                  $  2.31      $  3.37       $    3.74
                                                            -------      -------       ---------
Net asset value, end of period                              $ 29.39      $ 27.08       $   23.71
                                                            =======      =======       =========
Total return*                                                 10.64%       16.23%          19.87%(b)
Ratio of net expenses to average net assets+                   1.26%        1.17%           1.21%**
Ratio of net investment income to average net assets+          1.86%        1.98%           0.97%**
Portfolio turnover rate                                          14%          22%             15%(b)
Net assets, end of period (in thousands)                    $10,213      $ 2,072       $   1,098
Ratios with reduction for fees paid indirectly:
 Net expenses                                                  1.26%        1.17%           1.21%**
 Net investment income                                         1.86%        1.98%           0.97%**

(a)Class R shares were first publicly offered on April 1, 2003.
(b)Not annualized.
* Assumes initial investment at net asset value at the beginning of each year, reinvestment of all distributions, and the complete redemption of the investment at net asset value at the end of each period.
** Annualized.
+  Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.    35

Pioneer Equity Income Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                            Six Months
                                                               Ended
                                                              4/30/08     Year Ended
                                                            (unaudited)    10/31/07
CLASS Y
Net asset value, beginning of period                         $ 33.28       $ 33.68
                                                             -------       -------
Net increase (decrease) from investment operations:
 Net investment income                                       $  0.41       $  0.91
 Net realized and unrealized gain (loss) on investments        (2.62)         2.42
                                                             -------       -------
  Net increase (decrease) from investment operations         $ (2.21)      $  3.33
Distributions to shareowners:
 Net investment income                                         (0.44)        (0.84)
 Net realized gain                                             (1.81)        (2.89)
                                                             -------       -------
Net increase (decrease) in net asset value                   $ (4.46)      $ (0.40)
                                                             -------       -------
Net asset value, end of period                               $ 28.82       $ 33.28
                                                             =======       ========
Total return*                                                  (6.73)%       10.66%
Ratio of net expenses to average net assets+                    0.73%**       0.66%
Ratio of net investment income to average net assets+           2.93%**       2.66%
Portfolio turnover rate                                           25%**         14%
Net assets, end of period (in thousands)                     $10,223       $11,471
Ratios with reduction for fees paid indirectly:
 Net expenses                                                   0.73%**       0.66%
 Net investment income                                          2.93%**       2.66%

                                                           Year Ended   Year Ended   Year Ended   Year Ended
                                                            10/31/06     10/31/05     10/31/04     10/31/03
CLASS Y
Net asset value, beginning of period                        $ 29.35      $ 27.02      $ 23.65      $ 20.85
                                                            -------      -------      -------      -------
Net increase (decrease) from investment operations:
 Net investment income                                      $  0.73      $  0.63      $  0.67      $  0.52
 Net realized and unrealized gain (loss) on investments        5.45         2.41         3.29         2.85
                                                            -------      -------      -------      -------
  Net increase (decrease) from investment operations        $  6.18      $  3.04      $  3.96      $  3.37
Distributions to shareowners:
 Net investment income                                        (0.77)       (0.71)       (0.59)       (0.57)
 Net realized gain                                            (1.08)           -            -            -
                                                            -------      -------      -------      -------
Net increase (decrease) in net asset value                  $  4.33      $  2.33      $  3.37      $  2.80
                                                            -------      -------      -------      -------
Net asset value, end of period                              $ 33.68      $ 29.35      $ 27.02      $ 23.65
                                                            =======      =======      ========     ========
Total return*                                                 22.10%       11.31%       16.88%       16.45%
Ratio of net expenses to average net assets+                   0.65%        0.66%        0.64%        0.71%
Ratio of net investment income to average net assets+          2.61%        2.51%        2.43%        2.66%
Portfolio turnover rate                                          32%          14%          22%          15%
Net assets, end of period (in thousands)                    $12,956      $ 6,611      $ 4,119      $ 5,017
Ratios with reduction for fees paid indirectly:
 Net expenses                                                  0.65%        0.66%        0.64%        0.71%
 Net investment income                                         2.61%        2.51%        2.43%        2.66%

* Assumes initial investment at net asset value at the beginning of each year, reinvestment of all distributions, and the complete redemption of the investment at net asset value at the end of each period.
** Annualized.
+ Ratios with no reduction for fees paid indirectly.

36    The accompanying notes are an integral part of these financial statements.

Pioneer Equity Income Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                         Six Months
                                                           Ended           7/6/07 (a)
                                                          4/30/08              to
                                                        (unaudited)         10/31/07
CLASS Z
Net asset value, beginning of period                     $ 33.12          $   34.18
                                                         -------          ---------
Net increase (decrease) from investment operations:
  Net investment income                                  $  0.39          $    0.24
  Net realized and unrealized loss on investments          (2.59)             (1.08)
                                                         -------          ---------
   Net decrease from investment operations               $ (2.20)         $   (0.84)
Distributions to shareowners:
  Net investment income                                    (0.44)             (0.22)
  Net realized gain                                        (1.81)                 -
                                                         -------          ---------
Net decrease in net asset value                          $ (4.45)         $   (1.06)
                                                         -------          ---------
Net asset value, end of period                           $ 28.67          $   33.12
                                                         =======          =========
Total return*                                              (6.73)%            (2.46)%(b)
Ratio of net expenses to average net assets+                0.71%**            0.67%**
Ratio of net investment income to average
  net assets+                                               2.97%**            2.26%**
Portfolio turnover rate                                       25%**              14%(b)
Net assets, end of period (in thousands)                 $   101          $      97
Ratios with reduction for fees paid indirectly:
  Net expenses                                              0.71%**            0.67%**
  Net investment income                                     2.97%**            2.26%**

(a) Class Z shares were first publicly offered on July 6, 2007.
(b) Not annualized.
* Assumes initial investment at net asset value at the beginning of each year, reinvestment of all distributions, and the complete redemption of the investment at net asset value at the end of each period.
** Annualized.
+  Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.    37

Pioneer Equity Income Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 4/30/08 (unaudited)
--------------------------------------------------------------------------------
1. Organization and Significant Accounting Policies
Pioneer Equity Income Fund (the Fund) is a Delaware statutory trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is current income and long-term growth of capital from a portfolio consisting primarily of income producing equity securities of U.S. corporations.

The Fund offers six classes of shares - Class A, Class B, Class C, Class R, Class Y and Class Z shares. Class Z shares were first publicly offered on July 6, 2007. Each class of shares represents an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends and liquidation, except that each class of shares can bear different transfer agent and distribution fees and have exclusive voting rights with respect to the distribution plans that have been adopted by Class A, Class B, Class C, and Class R shareowners, respectively. There is no distribution plan for Class Y and Class Z shareowners.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses during the reporting period. Actual results could differ from those estimates.

At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political or regulatory developments or other risks affecting these industries or sectors. The Fund's prospectuses contain information regarding the Fund's principal risks. Please refer to those documents when considering the Fund's investment risks.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:

Pioneer Equity Income Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

A.  Security Valuation

    Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange (NYSE) is open, as of close of regular trading on the NYSE. In computing the net asset value, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. Trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. The Fund may also use the fair value of a security, including a non-U.S. security, when the closing market price on the principal exchange where the security is traded no longer reflects the value of the security. At April 30, 2008, there were no securities fair valued. Temporary cash investments are valued at cost which approximates market value.

    Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence. Dividend and interest income is recorded on the accrual basis, net of unrecoverable foreign taxes withheld at the applicable country rates.

    Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B.  Federal Income Taxes

    It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required. Tax years prior to 2004 are

Pioneer Equity Income Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 4/30/08 (unaudited)                  (continued)
--------------------------------------------------------------------------------

    closed (not subject to examination by tax authorities) due to the expiration of statute of limitations; all other tax years are open.

    The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as from or in excess of net investment income or as from net realized gain on investment transactions, or as from paid-in capital, depending on the type of book/tax differences that may exist.

    The tax character of current year distributions will be determined at the end of the fiscal year. The tax character of distributions paid during the year ended October 31, 2007 was as follows:

-----------------------------------------------------------------------------

                                  2007
-----------------------------------------------------------------------------
  Distributions paid from:
  Ordinary Income             $ 30,337,537
  Long-term capital gain        99,680,747
                              ------------
    Total                     $130,018,284
                              ============

-----------------------------------------------------------------------------
    The following shows the components of distributable earnings on a federal income tax basis at October 31, 2007:
------------------------------------------------------------------------------

                                        2007
-----------------------------------------------------------------------------
  Undistributed ordinary income    $    747,003
  Undistributed long-term gain       78,306,276
  Unrealized appreciation           379,022,224
                                   ------------
    Total                          $458,075,503
                                   ============

-----------------------------------------------------------------------------

    The difference between book basis and tax-basis unrealized appreciation is attributable to the tax adjustments on partnerships, REIT holdings, and preferred stocks.

C.  Fund Shares

    The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredit

Pioneer Equity Income Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
    S.p.A. (UniCredit) earned approximately $154,267 in underwriting commissions on the sale of Class A shares during the six months ended
    April 30, 2008.

D.  Class Allocations

    Income, common expenses and realized and unrealized gains and losses are calculated at their Fund level and allocated daily to each class of shares based on the respective percentage of adjusted net assets at the beginning of the day.

    Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B, Class C and Class R shares of the Fund, respectively. Class Y and Class Z shares are not subject to a distribution plan (see Note 4). Shareowners of each class participate in all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3).

    Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class A, Class B, Class C, Class R, Class Y and Class Z shares can bear different transfer agent and distribution expense rates.

E.  Repurchase Agreements

    With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian, or subcustodians. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

Pioneer Equity Income Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 4/30/08 (unaudited)                  (continued)
--------------------------------------------------------------------------------
F.  Securities Lending

    The Fund lends securities in its portfolio to certain broker-dealers or other institutional investors. When entering into a loan, the Fund receives collateral and earns income in the form of negotiated lenders' fees. The Fund also continues to receive interest or payments in lieu of dividends on the securities loaned. Gain or loss on the fair value of the loaned securities that may occur during the term of the loan will be for the account of the Fund. The loans are secured by collateral which is required to be at least 102%, at all times, of the fair value of the securities loaned. The amount of the collateral is required to be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Fund has the right under the lending agreements to recover the securities from the borrower on demand. The Fund invests cash collateral in cash equivalent investments.

2. Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredito Italiano, manages the Fund's portfolio. PIM receives a basic fee that is calculated at the annual rate of 0.60% of the Fund's average daily net assets up to $10 billion and 0.575% of the excess over $10 billion. For the six months ended April 30, 2008, the net management fee was equivalent to 0.60% of the average daily net assets.

Pioneer has contractually agreed to limit ordinary operating expenses to the extent required to reduce Class Z expenses to 0.85% of the average daily net assets attributable to Class Z shares. This expense limitation is in effect through March 1, 2011 for Class Z shares.

In addition, under the management and administrative agreements, certain other services and costs, including accounting, regulatory reporting, and insurance premiums, are paid by the Fund. Included in "Due to Affiliates" reflected on the Statement of Assets and Liabilities is $21,130 in management fees, administrative costs and certain other services payable to PIM at April 30, 2008.

3. Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredit, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in "Due to Affiliates" reflected on the

Pioneer Equity Income Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Statement of Assets and Liabilities is $118,971 in transfer agent fees payable to PIMSS at April 30, 2008.

4. Distribution and Service Plans

The Fund adopted a Plan of Distribution with respect to Class A, Class B, Class C and Class R shares (Class A Plan, Class B Plan, Class C Plan, Class R Plan) in accordance with Rule 12b-1 of the Investment Company Act of 1940. Pursuant to the Plan, the Fund pays PFD 0.25% of the Fund's average daily net assets attributable to Class A shares as compensation for personal services and/or account maintenance services or distribution services with regard to Class A shares. Pursuant to the Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to Class B and Class C shares. The fee for Class B and Class C shares consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Pursuant to the Plan, the Fund pays PFD 0.50% of the average daily net assets attributable to Class R shares as compensation for distribution services. For the period from November 1, 2007 through January 31, 2008, PFD was reimbursed under the Plan of Distribution for distribution expenses in an amount of up to 0.25% of the average daily net assets attributes to Class A shares. Included in due to affiliates reflected on the Statement of Assets and Liabilities is $14,963 in distribution fees payable to PFD at April 30, 2008.

The Fund also has adopted a separate service plan for Class R shares (Service
Plan). The Service Plan authorizes the Fund to pay as compensation to securities dealers, plan administrators or other service organizations that agree to provide certain services to retirement plans or plan participants holding shares of the Fund a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class R shares held by such plans in reimbursement for actual expenditures.

In addition, redemptions of Class A, Class B and Class C shares may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchases. Class B shares redeemed within five years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower cost or market value of shares being redeemed. Redemptions of Class C

Pioneer Equity Income Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 4/30/08 (unaudited)                  (continued)
--------------------------------------------------------------------------------
shares within one year of purchase are subject to a CDSC of 1.00%, based on the lower of cost or market value of shares being redeemed. Proceeds from the CDSCs are paid to PFD. For the six months ended April 30, 2008, CDSCs in the amount of $110,694 were paid to PFD.

5. Commission Recapture and Expense Offset Arrangements

Effective July 15, 2005, the Fund has entered into commission recapture arrangements with brokers with whom PIM places trades on behalf of the Fund where they provide services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund. For the six months ended April 30, 2008, expenses were not reduced under this agreement. In addition, the Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the six months ended April 30, 2008, the Fund's expenses were reduced by $25,026 under such arrangements.

6. Line Of Credit Facility

The Fund, along with certain others in the Pioneer Family of Funds (the Funds), collectively participate in a $200 million committed, unsecured revolving line of credit facility. Borrowings are used solely for temporary or emergency purposes. The Fund may borrow up to the lesser of $200 million or the limits set by its prospectus for borrowings. Interest on collective borrowings is payable at the Federal Funds Rate plus 1/2% on an annualized basis. The Funds pay an annual commitment fee for this facility. The commitment fee is allocated among such Funds based on their respective borrowing limits. For the six months ended April 30, 2008, the Fund had no borrowings under this agreement.

Pioneer Equity Income Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
7. Affiliated Companies

The Fund's investments in certain companies exceed 5% of the outstanding voting stock of those companies. Such companies are deemed affiliates of the Fund for financial reporting purposes. The following summarizes transactions with affiliates of the Fund for the six months ended April 30, 2008:

--------------------------------------------------------------------------------------------
                     Beginning               Corporate               Ending
                      Balance    Purchases    Actions    Dividend    Balance
     Affiliates       (shares)    (shares)    (shares)    Income    (shares)       Value
--------------------------------------------------------------------------------------------
  Gorman-Rupp Co.   790,557     -           197,638      $197,639  988,195     $34,616,471
--------------------------------------------------------------------------------------------

8. New Pronouncements

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161), was issued and is effective for fiscal years beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about an entity's derivative and hedging activities. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund's financial statement disclosures.

ADDITIONAL INFORMATION (unaudited)

Effective January 1, 2008, the fund may invest up to 20% of its total assets in equity and debt securities of non-U.S. corporate issuers and debt securities of non-U.S. government issuers. The fund will not invest more than 5% of its total assets in the securities of emerging markets issuers. Investing in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers. These risks are more pronounced for issuers in emerging markets or to the extent the fund invests significantly in one region or country. These risks may include:

Pioneer Equity Income Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 4/30/08 (unaudited)                  (continued)
--------------------------------------------------------------------------------

o Less information about non-U.S. issuers or markets may be available due to less rigorous disclosure or accounting standards or regulatory practices

o Many non-U.S. markets are smaller, less liquid and more volatile. Pioneer may not be able to sell the fund's portfolio securities at times, in amounts and at prices it considers reasonable

o Adverse effect of currency exchange rates or controls on the value of the fund's investments or its ability to convert non-U.S. currencies to U.S. dollars

o The economies of non-U.S. countries may grow at slower rates than expected or may experience a downturn or recession

o Economic, political and social developments may adversely affect the securities markets

o   Withholding and other non-U.S. taxes may decrease the fund's return

Pioneer Equity Income Fund
--------------------------------------------------------------------------------
APPROVAL OF INVESTMENT ADVISORY AGREEMENT
--------------------------------------------------------------------------------

Pioneer Investment Management, Inc. (PIM) serves as the Fund's investment adviser pursuant to an investment advisory agreement between PIM and the Fund. The Trustees of the Fund, as required by law, determine annually whether to continue the investment advisory agreement for the Fund.

In connection with their most recent consideration of the investment advisory agreement for the Fund, the Trustees received and reviewed a substantial amount of information provided by PIM in response to requests of the independent Trustees and their independent legal counsel. The independent Trustees met on a number of occasions with PIM and also separately with their independent legal counsel to evaluate and discuss the information provided to them by PIM. At a meeting held on November 13, 2007, based on their evaluation of the information provided by PIM, the Trustees, including the independent Trustees voting separately, unanimously approved the continuation of the investment advisory agreement for another year.

In considering the continuation of the investment advisory agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in determining to approve the continuation of the agreement.

Nature, Extent and Quality of Services
The Trustees considered the nature, extent and quality of the services provided by PIM to the Fund, taking into account the investment objective and strategy of the Fund and the information related to the Fund provided to the Trustees at each quarterly meeting. The Trustees reviewed the terms of the investment advisory agreement. The Trustees also reviewed PIM's investment approach for the Fund and its research process. The Trustees considered the resources of PIM and the personnel of PIM who provide investment management services to the Fund. They also considered PIM's compliance and legal resources and personnel.

In addition, the Trustees considered the other services that PIM provides to the Fund under the investment advisory agreement and that, as administrator, PIM is responsible for the administration of the Fund's business and other affairs. It was noted that PIM supervises and monitors the performance of the Fund's service providers and provides the Fund with personnel (including officers) as are necessary

Pioneer Equity Income Fund
--------------------------------------------------------------------------------
APPROVAL OF INVESTMENT ADVISORY AGREEMENT                          (continued)
--------------------------------------------------------------------------------
for the Fund's operations. The Trustees considered the fees paid to PIM for the provision of such services.

Based on these considerations, the Trustees concluded that the nature, extent and quality of services provided by PIM to the Fund were satisfactory and consistent with the terms of the investment advisory agreement.

Performance of the Fund
The Trustees considered the performance results of the Fund over various time periods. They reviewed information comparing the Fund's performance with the average performance of its peer group of funds as classified by Morningstar, Inc. (Morningstar), an independent provider of investment company data, and with the performance of the Fund's benchmark index. The Trustees considered that the Fund's annualized total return was in the second quintile of its Morningstar category for the one and five year periods ended June 30, 2007 and in the first quintile of its Morningstar category for the three year period ended June 30, 2007. (In all quintile rankings referred to throughout this disclosure, first quintile is most favorable to the Fund's shareowners. Thus, highest relative performance would be first quintile and lowest relative expenses would also be first quintile.) The Trustees concluded that the investment performance of the Fund was satisfactory.

Management Fee and Expenses
The Trustees considered information on the fees and expenses of the Fund in comparison to the management fees of its peer group of funds as classified by Morningstar and the expense ratios of a peer group of funds selected on the basis of criteria determined by the independent Trustees for this purpose using data provided by Strategic Insight Mutual Fund Research and Consulting, LLC (Strategic Insight), an independent third party.

The Trustees considered that the Fund's management fee for the twelve months ended June 30, 2007 was in the second quintile relative to the management fees paid by other funds in its peer group Morningstar category for the comparable period. The Trustees also considered that the Fund's expense ratio for the twelve months ended June 30, 2007 was in the second quintile relative to its Strategic Insight peer group.

Pioneer Equity Income Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Trustees also reviewed management fees charged by PIM to its separate account clients with a similar investment strategy as the Fund. The Trustees noted that in some instances the fee rates for those separate accounts were lower than the management fees for the Fund and considered that, under the investment advisory agreement with the Fund, PIM performs additional services for the Fund that it does not provide to those other clients, including oversight of the Fund's other service providers, regulatory compliance and other services.

The Trustees concluded that the management fee payable by the Fund to PIM was reasonable in relation to the nature and quality of services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies. The Trustees also concluded that the Fund's expense ratio was reasonable, taking into account the size of the Fund, the quality of services provided by PIM and the investment performance of the Fund.

Profitability
The Trustees considered information provided by PIM regarding the profitability of PIM with respect to the advisory services provided by PIM to the Fund, including the methodology used by PIM in allocating certain of its costs to the management of the Fund. The Trustees also considered PIM's profit margin in connection with the overall operation of the Fund. They further reviewed the financial results realized by PIM and its affiliates from non-fund businesses. The Trustees considered PIM's profit margins with respect to the Fund in comparison to the limited industry data available and noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for allocating expenses. The Trustees recognized that PIM should be entitled to earn a reasonable level of profit for the services provided to the Fund. The Trustees concluded that PIM's profitability with respect to the management of the Fund was not unreasonable.

Pioneer Equity Income Fund
--------------------------------------------------------------------------------
APPROVAL OF INVESTMENT ADVISORY AGREEMENT                          (continued)
--------------------------------------------------------------------------------
Economies of Scale
The Trustees considered the economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale. The Trustees concluded that, because of the breakpoints in the management fee schedule and the reduced fee rates above certain asset levels, any perceived or potential economies of scale would be shared between PIM and the Fund.

Other Benefits
The Trustees considered the other benefits to PIM from its relationship with the Fund. The Trustees considered that affiliates of PIM serve as the Fund's transfer agent and distributor. The Trustees considered the receipt by PIM and its affiliates of sales loads and payments under Rule 12b-1 plans in respect of the Fund and the other Pioneer funds and the benefits to PIM and its affiliates from the use of "soft" commission dollars generated by the Fund to pay for research and brokerage services. The Trustees further considered the intangible benefits to PIM by virtue of its relationship with the Fund and the other Pioneer funds. The Trustees concluded that the receipt of these benefits was reasonable in the context of the overall relationship between PIM and the Fund.

Conclusion
After consideration of the factors described above as well as other factors, the Trustees, including all of the independent Trustees, concluded that the terms of the investment advisory agreement between PIM and the Fund, including the fees payable thereunder, were fair and reasonable and voted to approve the proposed continuation of the investment advisory agreement for the Fund.

Pioneer Equity Income Fund
--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

     Trustees                                    Officers
     John F. Cogan, Jr., Chairman                John F. Cogan, Jr., President
     David R. Bock                               Daniel K. Kingsbury, Executive Vice President
     Mary K. Bush                                Mark E. Bradley, Treasurer
     Margaret B.W. Graham                        Dorothy E. Bourassa, Secretary
     Daniel K. Kingsbury
     Thomas J. Perna
     Marguerite A. Piret
     Stephen K. West
     John Winthrop


Investment Adviser and Administrator
Pioneer Investment Management, Inc.


Custodian
Brown Brothers Harriman & Co.


Principal Underwriter
Pioneer Funds Distributor, Inc.


Legal Counsel
Bingham McCutchen LLP


Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.


Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at www.pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                           This page for your notes.

--------------------------------------------------------------------------------
HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

 We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                          1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                       1-800-225-4321

Retirement plans information                               1-800-622-0176

Telecommunications Device for the Deaf (TDD)               1-800-225-1997

Write to us:

PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014


Our toll-free fax                                          1-800-225-4240


Our internet e-mail address            ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)


Visit our web site:                            www.pioneerinvestments.com


This report must be preceded or accompanied by a Prospectus.

The Fund files a complete schedule of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.



ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

N/A

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A


(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A


(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

N/A

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

N/A


(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Fund's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Registrants

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrants audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

Item 6. Schedule of Investments.

File Schedule I Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.12-12 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.



Item 8. Portfolio Managers of Closed-End Management Investment
        Companies.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrants portfolio (Portfolio Manager). Also state each Portfolio Managers business experience during the past 5 years.


Not applicable to open-end management investment companies.


Item 9. Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrants equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781). Instruction to paragraph (a). Disclose all purchases covered by this Item, including purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by the report. Provide disclosures covering repurchases made on a monthly basis. For example, if the reporting period began on January 16 and ended on July 15, the chart would show repurchases for the months from January 16 through February 15, February 16 through March 15, March 16 through
April 15, April 16 through May 15, May 16 through June 15, and June 16 through July 15.

Not applicable to open-end management investment companies.


Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrants board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrants board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14(A) in its definitive proxy statement, or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses.
Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included. Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.


ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Equity Income Fund


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date June 27, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date June 27, 2008


By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date June 27, 2008

* Print the name and title of each signing officer under his or her signature.